Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProFunds
Prospectus Date	rr_ProspectusDate	Mar. 23, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PROFUNDS

UltraLatin America ProFund (UBPIX / UBPSX)
UltraShort Latin America ProFund (UFPIX / UFPSX)
UltraEmerging Markets ProFund (UUPIX / UUPSX)
UltraShort Emerging Markets ProFund (UVPIX / UVPSX)
UltraChina ProFund (UGPIX / UGPSX)
UltraShort China ProFund (UHPIX / UHPSX)

(each a “Fund” and, collectively, the “Funds”)

Supplement dated March 23, 2022to the Funds’ Summary Prospectus, Statutory Prospectus and Statement of AdditionalInformation dated November 30, 2021, each as supplemented or amended* * * * *The name of the Index for each of the Funds will change effective April 1, 2022. At that time, references to the Current Index name will be replaced with the New Index name. The name change does not impact the Index methodology. The Current Index name and New Index name are listed in the table below.FundCurrent IndexNew IndexUltraLatin America ProFundS&P/BNY Mellon Latin America 35 ADRSM Index (USD)S&P Latin America 35 ADR Index (USD)UltraShort Latin America ProFundS&P/BNY Mellon Latin America 35 ADRSM Index (USD)S&P Latin America 35 ADR Index (USD)UltraEmerging Markets ProFundS&P/BNY Mellon Emerging 50 ADRSM Index (USD)S&P Emerging 50 ADR Index (USD)UltraShort Emerging Markets ProFundS&P/BNY Mellon Emerging 50 ADRSM Index (USD)S&P Emerging 50 ADR Index (USD)UltraChina ProFundS&P/BNY Mellon China Select ADRSM Index (USD)S&P China Select ADR Index (USD)UltraShort China ProFundS&P/BNY Mellon China Select ADRSM Index (USD)S&P China Select ADR Index (USD)For more information, please contact the Fund at 1-888-776-3637.
Please retain this supplement for future reference.PROFUNDS

ProFund VP Emerging Markets
ProFund VP Short Emerging Markets(each a “Fund” and, collectively, the “Funds”)

Supplement dated March 23, 2022to the Funds’ Summary Prospectus, Statutory Prospectus and Statement of Additional
Information dated May 1, 2021, each as supplemented or amended* * * * *The name of the Index for each of the Funds will change effective April 1, 2022. At that time, references to the Current Index name will be replaced with the New Index name. The name change does not impact the Index methodology. The Current Index name and New Index name are listed in the table below.FundCurrent IndexNew IndexProFund VP Emerging MarketsS&P/BNY Mellon Emerging 50 ADR Index (USD)S&P Emerging 50 ADR Index (USD)ProFund VP Short Emerging MarketsS&P/BNY Mellon Emerging 50 ADR Index (USD)S&P Emerging 50 ADR Index (USD)For more information, please contact the Fund at 1-888-776-3637.
Please retain this supplement for future reference.